Consolidation Assets and Liabilities of Unconsolidated VIEs and Federated's Maximum Risk of Loss (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entity [Line Items]
Accounts receivable from sponsored investment companies	$ 13.5		$ 11.6
Investment Companies [Member]
Variable Interest Entity [Line Items]
Total Remaining Carrying Value Of Investment And Maximum Risk Of Loss In Variable Interest Entities	220.5	[1],[2]	193.7	[1],[2]
Unconsolidated VIE assets	280,300.0		295,400.0
Equity Method Investments [Member]
Variable Interest Entity [Line Items]
Total Remaining Carrying Value Of Investment And Maximum Risk Of Loss In Variable Interest Entities	0	[3]	3.8	[3]
Unconsolidated VIE assets			2.8
Unconsolidated VIE liabilities			$ 0.3

[1]	AUM for these unconsolidated investment companies totaled $280.3 billion and $295.4 billion at December 31, 2013 and December 31, 2012, respectively
[2]	Accounts receivable from sponsored investment companies for advisory and other services totaled $13.5 million and $11.6 million at December 31, 2013 and December 31, 2012, respectively.
[3]	Total assets and liabilities of the equity investment were $2.8 million and $0.3 million, at December 31, 2012.